ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of Accrued Expenses and Other Current Liabilities

The following table summarizes the Company’s components of accrued expenses and other current liabilities (in thousands):

	March 31,	December 31,
	2021	2020
Professional services	$3,519	$2,508
Compensation and benefits related	3,516	2,068
Warranty reserve	1,813	1,553
Inventory purchases	1,716	86
Income tax payable	1,405	—
Customer payable	605	—
Sales and use and franchise taxes	506	586
Franchise and royalty fees	188	159
Other	2,056	605
Total accrued expenses and other current liabilities	$15,324	$7,565

The following table summarizes the Company’s components of accrued expenses and other current liabilities (in thousands):

	December 31,
	2020	2019
Professional services	$2,508	$780
Compensation and benefits related	2,068	897
Warranty reserve	1,553	1,491
Sales and use and franchise taxes	586	578
Franchise and royalty fees	159	—
Inventory purchases	86	620
Other	605	687
Total accrued expenses and other current liabilities	$7,565	$5,053

Warranty Reserve Rollforward

	2021	2020
Warranty reserve, at the beginning of the period	$1,553	$1,491
Warranty reserve assumed in acquisition	326	—
Additions to warranty reserve	86	346
Claims fulfilled	(152)	(284)
Warranty reserve, at the end of the period	$1,813	$1,553